Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred acquisition costs and value of business acquired adjustment	$ 16.9	$ 7.5
Deferred income tax assets:
Adjustments to life policy liabilities	452.6	840.8
Deferred policy acquisition costs	0.0	36.6
Other	13.3	21.9
Total deferred income tax assets	465.9	899.3
Deferred income tax liabilities:
Deferred policy acquisition costs	24.4	0.0
Basis adjustment on securities	210.4	462.0
Unrealized gains on investment securities (net of DAC and VOBA adjustment: $16.9 and $7.5, respectively)	146.5	76.0
Intangible assets	325.7	605.1
Other	10.0	9.6
Total deferred income tax liabilities	717.0	1,152.7
Deferred income tax liability, net	$ 251.1	$ 253.4